Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Leasehold improvements | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	9 years
Leasehold improvements | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years